UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West International Index Fund
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
For the twelve-month period ended December 31, 2019, the Fund (Institutional Class shares) returned 21.80%, relative to a 22.01% return for the MSCI EAFE® Index, the Fund’s benchmark index.
Pacific Basin (ex-Japan) stocks rose 18.5% in 2019. While the trade war and slower growth in China acted as overhangs on the region through much of the year, Pacific Basin equities still participated in the global equity rally through the year. The Hong Kong market was negatively impacted by social unrest and protests in the second half of the year but the rest of the region benefited in the fourth quarter from progress in trade and the improving growth outlook. Trade and activity data across the region which are often seen as leading indicators for global growth also began to improve into year end. Australia benefited from the better commodity price backdrop and its high dividend yield.
European ex U.K. markets rose 25.9% in 2019. Despite Europe experiencing relatively subdued growth owing to its sensitivity to trade given the relatively large share of gross domestic product accounted for by exports, European equity markets performed relatively well during the year. Additional policy accommodation from the European Central Bank in terms of cutting its deposit rate to -0.5% and restarting asset purchases provided support to equity markets as did the weaker euro which was positive for exporters. Progress on the trade front at year end was also supportive of European markets.
Japanese stocks rose 20.1% in 2019. The economy was buffeted by a number of issues including a sales tax increase in October which had a negative impact on retail sales and probably resulted in the economy contracting in the fourth quarter. Severe weather also disrupted activity late in the year. Equities were boosted by a supplementary tax package which was introduced to offset the sales tax hike. In contrast to other major central banks, the Bank of Japan did not increase policy accommodation in 2019 but is open to doing so if its inflation target of 2% is at risk of being missed. The Japanese market was relatively sensitive to trade related news flow given its dependence on Asian trade.
U.K. equities rose 21.1%. The U.K. market was impacted by Brexit related uncertainty with risks of a disorderly ‘no deal’ exit and the associated potential negative repercussions for growth remaining features through most of the year. Following the Conservative Party victory in the December general election which paved the way for the passing of a new withdrawal deal, a worst case Brexit outcome was eventually avoided and contributed to a rally in U.K. equities. Sterling strength on the back of the Brexit progress however, acted as a drag on U.K. stocks given their relatively large overseas sales exposure.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from January 13, 2011 (inception) through December 31, 2011.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Since Inception(a)(b)(c)
Institutional Class	21.80%	N/A	4.08%
Investor Class	21.25%	5.32%	4.45%
Class L	20.93%	N/A	6.99%
(a) Class L inception date was September 10, 2018.
(b) Institutional Class inception date was May 1, 2015.
(c) Investor Class inception date was January 13, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2019 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	25.05%
Financial	21.30
Industrial	12.94
Consumer, Cyclical	12.50
Basic Materials	6.12
Communications	5.62
Energy	4.85
Technology	4.50
Utilities	3.61
Diversified	0.29
Government Money Market Mutual Funds	0.12
Short Term Investments	3.10
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,068.40	$1.42
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.39
Investor Class
Actual	$1,000.00	$1,065.70	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$3.30
Class L
Actual	$1,000.00	$1,063.70	$4.84
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.74
* Expenses are equal to the Fund's annualized expense ratio of 0.27% for the Institutional Class, 0.64% for the Investor Class and 0.92% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.17%
33,482	Air Liquide SA	$ 4,746,793
9,000	Air Water Inc	131,325
15,776	Akzo Nobel NV	1,611,114
161,468	Alumina Ltd	260,804
72,972	Anglo American PLC	2,095,867
29,248	Antofagasta PLC	354,052
47,553	ArcelorMittal SA	837,872
4,942	Arkema SA	528,438
88,600	Asahi Kasei Corp	994,838
64,969	BASF SE(a)	4,894,568
207,874	BHP Group Ltd	5,692,066
148,275	BHP Group PLC	3,474,295
36,747	BlueScope Steel Ltd	389,209
19,740	Boliden AB(a)	524,268
11,459	Brenntag AG	621,730
7,075	Chr Hansen Holding A/S	562,232
14,797	Clariant AG	330,689
12,884	Covestro AG(b)	599,497
9,244	Croda International PLC	627,323
17,400	Daicel Corp	166,350
518	EMS-Chemie Holding AG	340,551
10,976	Evonik Industries AG	335,234
36,194	Evraz PLC	193,766
99,368	Fortescue Metals Group Ltd	749,071
652	Givaudan SA	2,042,713
753,342	Glencore PLC	2,345,213
6,200	Hitachi Chemical Co Ltd	259,754
13,100	Hitachi Metals Ltd	192,828
106,548	Incitec Pivot Ltd	238,037
44,403	Israel Chemicals Ltd	209,694
33,500	JFE Holdings Inc	429,853
14,355	Johnson Matthey PLC	570,588
13,100	JSR Corp	239,633
12,200	Kansai Paint Co Ltd	298,035
13,233	Koninklijke DSM NV	1,730,165
22,100	Kuraray Co Ltd	267,805
6,181	LANXESS AG	415,015
89,300	Mitsubishi Chemical Holdings Corp	665,391
11,600	Mitsubishi Gas Chemical Co Inc	176,717
6,900	Mitsubishi Materials Corp	187,264
13,600	Mitsui Chemicals Inc	331,287
35,865	Mondi PLC	840,774
54,317	Newcrest Mining Ltd	1,147,119
10,600	Nippon Paint Holdings Co Ltd	545,706
59,774	Nippon Steel Corp	900,969
8,700	Nissan Chemical Corp	364,337
11,400	Nitto Denko Corp	640,997
101,737	Norsk Hydro ASA	378,321
15,694	Novozymes A/S Class B	767,991
57,000	Oji Holdings Corp	308,255
26,801	Rio Tinto Ltd	1,896,171
79,739	Rio Tinto PLC	4,719,654
25,600	Shin-Etsu Chemical Co Ltd	2,815,311
9,200	Showa Denko KK	242,471
Shares		Fair Value
Basic Materials — (continued)
16,166	Smurfit Kappa Group PLC	$ 623,318
5,519	Solvay SA	642,375
372,657	South32 Ltd	703,619
41,011	Stora Enso OYJ Class R	596,745
110,500	Sumitomo Chemical Co Ltd	501,733
16,300	Sumitomo Metal Mining Co Ltd	524,860
9,542	Symrise AG	1,002,953
8,000	Taiyo Nippon Sanso Corp(a)	177,072
31,337	thyssenkrupp AG(c)	421,081
102,200	Toray Industries Inc	692,459
19,400	Tosoh Corp	298,872
13,733	Umicore SA(c)	669,267
38,740	UPM-Kymmene OYJ	1,344,071
7,239	voestalpine AG	200,779
13,173	Yara International ASA	548,837
		66,178,061
Communications — 5.69%
47,972	Altice Europe NV(a)	310,644
63,776	Auto Trader Group PLC(b)	503,483
55,787	Bollore SA(a)	243,785
603,345	BT Group PLC	1,537,289
6,400	CyberAgent Inc(a)	222,949
8,192	Delivery Hero SE(a)(b)	649,295
15,200	Dentsu Group Inc(c)	523,729
235,669	Deutsche Telekom AG(a)	3,851,364
10,550	Elisa OYJ	582,824
10,800	Eutelsat Communications SA	175,538
19,000	Hakuhodo DY Holdings Inc	305,729
1,700	Hikari Tsushin Inc(a)	427,206
253,900	HKT Trust & HKT Ltd	357,818
1,689	Iliad SA(c)	219,693
89,506	Informa PLC	1,017,777
264,411	ITV PLC	528,856
4,510	JCDecaux SA	139,350
8,500	Kakaku.com Inc	217,031
125,200	KDDI Corp	3,735,514
264,884	Koninklijke KPN NV	783,895
5,200	LINE Corp(a)	255,488
30,800	M3 Inc(a)	928,793
5,627	Mercari Inc(a)	115,038
6,965	Millicom International Cellular SA SDR(c)	334,486
7,900	MonotaRO Co Ltd	210,306
4,745	Nice Ltd(a)	735,756
92,800	Nippon Telegraph & Telephone Corp	2,345,398
391,328	Nokia OYJ(a)	1,447,477
93,500	NTT DOCOMO Inc	2,604,549
139,608	Orange SA	2,051,718
262,000	PCCW Ltd	155,024
55,537	Pearson PLC	469,038
34,758	Prosus NV(a)	2,601,355
9,448	Proximus SADP	270,722
15,517	Publicis Groupe SA	703,566
57,800	Rakuten Inc(a)(c)	493,796
5,688	Schibsted ASA Class B	162,547

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Communications — (continued)
24,743	SEEK Ltd	$ 391,625
27,020	SES SA	378,856
102,200	Singapore Press Holdings Ltd(a)	165,554
587,100	Singapore Telecommunications Ltd	1,471,929
120,000	Softbank Corp(a)	1,609,161
111,100	SoftBank Group Corp	4,823,634
128,913	Spark New Zealand Ltd	375,913
1,818	Swisscom AG	962,405
33,855	Tele2 AB Class B	491,373
652,874	Telecom Italia SpA(a)	407,728
398,651	Telecom Italia SpA	244,142
214,964	Telefonaktiebolaget LM Ericsson Class B	1,878,316
48,715	Telefonica Deutschland Holding AG	141,200
328,731	Telefonica SA	2,298,861
3,041	Telenet Group Holding NV	136,703
51,136	Telenor ASA	916,647
202,957	Telia Co AB	872,010
308,764	Telstra Corp Ltd	766,967
22,307	TPG Telecom Ltd	105,104
8,900	Trend Micro Inc(a)	455,412
9,124	United Internet AG	298,806
62,472	Vivendi SA	1,809,044
1,889,054	Vodafone Group PLC	3,666,885
3,502	Wix.com Ltd(a)	428,575
20,406	Wolters Kluwer NV(a)	1,489,961
87,872	WPP PLC	1,235,986
199,800	Z Holdings Corp	843,578
8,400	ZOZO Inc	160,649
		61,045,850
Consumer, Cyclical — 12.32%
2,100	ABC-Mart Inc(a)	143,349
13,580	Accor SA	637,432
12,774	adidas AG	4,152,446
47,800	Aeon Co Ltd	986,419
11,000	Aisin Seiki Co Ltd	407,437
7,500	ANA Holdings Inc	250,377
39,397	Aristocrat Leisure Ltd	930,917
14,700	Bandai Namco Holdings Inc	894,233
73,028	Barratt Developments PLC	722,893
23,419	Bayerische Motoren Werke AG	1,918,159
8,436	Berkeley Group Holdings PLC	542,852
40,100	Bridgestone Corp(c)	1,489,719
24,960	Bunzl PLC	682,348
29,405	Burberry Group PLC	858,113
11,629	Carnival PLC	557,270
37,650	Cie Financiere Richemont SA	2,942,382
12,324	Cie Generale des Etablissements Michelin SCA	1,516,587
26,800	City Developments Ltd	218,121
Shares		Fair Value
Consumer, Cyclical — (continued)
111,627	Compass Group PLC	$ 2,796,849
7,920	Continental AG	1,023,508
23,402	Crown Resorts Ltd	197,307
64,071	Daimler AG	3,542,137
41,300	Daiwa House Industry Co Ltd	1,278,518
31,600	Denso Corp	1,427,130
18,499	Deutsche Lufthansa AG	340,514
3,417	Dufry AG	338,834
10,759	easyJet PLC(a)	202,596
16,729	Electrolux AB Series B	411,255
17,600	FamilyMart Co Ltd	421,515
4,200	Fast Retailing Co Ltd	2,495,112
4,863	Faurecia SE	264,002
16,611	Ferguson PLC	1,511,284
8,590	Ferrari NV	1,426,253
76,812	Fiat Chrysler Automobiles NV	1,138,861
3,924	Flight Centre Travel Group Ltd	121,370
5,971	Flutter Entertainment PLC(c)	725,696
149,000	Galaxy Entertainment Group Ltd	1,096,881
464,897	Genting Singapore Ltd	318,356
35,000	GVC Holdings PLC	409,834
34,483	Harvey Norman Holdings Ltd	98,487
58,855	Hennes & Mauritz AB Class B(c)	1,200,498
2,249	Hermes International	1,684,753
16,700	Hino Motors Ltd	176,611
115,500	Honda Motor Co Ltd	3,268,828
3,300	Hoshizaki Corp	294,229
10,056	Iida Group Holdings Co Ltd	176,237
76,315	Industria de Diseno Textil SA	2,697,023
12,363	InterContinental Hotels Group PLC	849,363
22,900	Isetan Mitsukoshi Holdings Ltd	205,635
41,500	Isuzu Motors Ltd	490,562
97,600	ITOCHU Corp	2,262,044
15,100	J Front Retailing Co Ltd	210,604
7,200	Japan Airlines Co Ltd	224,178
6,055	Jardine Cycle & Carriage Ltd	135,407
27,425	JD Sports Fashion PLC	304,555
14,900	JTEKT Corp	176,015
5,343	Kering SA	3,520,599
152,655	Kingfisher PLC	439,253
7,000	Koito Manufacturing Co Ltd	324,142
3,700	Lawson Inc(c)	210,022
19,733	LVMH Moet Hennessy Louis Vuitton SE	9,194,710
149,230	Marks & Spencer Group PLC	422,940
114,700	Marubeni Corp	847,447
12,300	Marui Group Co Ltd	299,905
45,900	Mazda Motor Corp	391,134
4,500	McDonald's Holdings Co Japan Ltd	216,804
15,487	Melco Resorts & Entertainment Ltd ADR	374,321
95,200	Mitsubishi Corp	2,521,978

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Consumer, Cyclical — (continued)
43,700	Mitsubishi Motors Corp	$ 182,153
117,200	Mitsui & Co Ltd	2,083,292
12,204	Moncler SpA	549,273
9,546	Next PLC	889,275
17,000	NGK Insulators Ltd	295,732
10,100	NGK Spark Plug Co Ltd	195,778
7,900	Nintendo Co Ltd	3,159,685
170,100	Nissan Motor Co Ltd	985,685
5,700	Nitori Holdings Co Ltd	899,753
7,116	Nokian Renkaat OYJ(c)	204,671
14,100	Oriental Land Co Ltd	1,923,823
31,900	Pan Pacific International Holdings Corp	529,262
155,700	Panasonic Corp	1,460,340
6,895	Pandora A/S	299,942
22,139	Persimmon PLC	790,497
41,830	Peugeot SA	1,007,152
25,322	Pirelli & C SpA(b)	146,151
6,153	Puma SE	471,827
52,855	Qantas Airways Ltd	263,456
14,037	Renault SA	666,584
17,700	Ryohin Keikaku Co Ltd	412,522
174,400	Sands China Ltd	931,832
3,000	Sankyo Co Ltd	99,638
1,478	SEB SA	219,821
10,400	Sega Sammy Holdings Inc	150,588
24,900	Sekisui Chemical Co Ltd	432,013
43,100	Sekisui House Ltd	920,394
13,300	Sharp Corp	203,257
1,500	Shimamura Co Ltd	114,036
5,200	Shimano Inc	843,601
40,000	Singapore Airlines Ltd	268,932
132,000	SJM Holdings Ltd	150,304
6,535	Sodexo SA	774,451
90,200	Sony Corp	6,124,374
9,200	Stanley Electric Co Ltd	265,708
42,500	Subaru Corp	1,052,718
83,000	Sumitomo Corp	1,232,828
52,800	Sumitomo Electric Industries Ltd(a)	792,959
10,800	Sumitomo Rubber Industries Ltd	131,692
4,800	Sundrug Co Ltd	173,673
25,800	Suzuki Motor Corp	1,076,942
6,036	Swatch Group AG	748,378
147,718	Tabcorp Holdings Ltd	469,611
229,974	Taylor Wimpey PLC	589,521
12,200	Teijin Ltd	227,922
7,100	Toho Co Ltd	295,872
3,800	Toyoda Gosei Co Ltd	94,884
10,100	Toyota Industries Corp	581,155
161,655	Toyota Motor Corp	11,390,455
15,100	Toyota Tsusho Corp	530,427
2,400	Tsuruha Holdings Inc	308,155
32,308	TUI AG	407,653
16,300	USS Co Ltd	308,124
17,821	Valeo SA	631,638
2,339	Volkswagen AG	453,031
Shares		Fair Value
Consumer, Cyclical — (continued)
103,695	Volvo AB Class B	$ 1,735,978
3,100	Welcia Holdings Co Ltd(a)	196,941
79,993	Wesfarmers Ltd	2,324,733
9,777	Whitbread PLC	627,349
96,800	Wynn Macau Ltd	238,527
39,700	Yamada Denki Co Ltd	210,649
10,700	Yamaha Corp	593,245
20,800	Yamaha Motor Co Ltd	416,686
8,900	Yokohama Rubber Co Ltd	172,615
45,500	Yue Yuen Industrial Holdings Ltd	134,284
9,386	Zalando SE(a)(b)	473,340
		132,094,937
Consumer, Non-Cyclical — 25.24%
55,992	a2 Milk Co Ltd(a)	566,941
11,697	Adecco Group AG	739,511
744	Adyen NV(a)(b)	612,014
33,700	Ajinomoto Co Inc	561,014
28,818	Alcon Inc(a)	1,632,298
13,800	Alfresa Holdings Corp	280,348
30,334	Amadeus IT Group SA	2,484,268
53,728	Anheuser-Busch InBev SA	4,400,365
25,200	Asahi Group Holdings Ltd	1,149,637
13,600	Asahi Intecc Co Ltd	398,225
32,122	Ashtead Group PLC	1,026,673
25,571	Associated British Foods PLC	879,333
135,000	Astellas Pharma Inc	2,304,448
92,859	AstraZeneca PLC	9,293,277
36,459	Atlantia SpA	850,917
199	Barry Callebaut AG	439,290
66,032	Bayer AG	5,368,204
7,311	Beiersdorf AG	874,614
2,500	BeiGene Ltd ADR(a)	414,400
4,100	Benesse Holdings Inc(a)	107,767
2,654	BioMerieux	236,616
112,621	Brambles Ltd	926,950
162,601	British American Tobacco PLC	6,909,858
88,700	Budweiser Brewing Co APAC Ltd(a)(b)	299,374
19,513	Bureau Veritas SA	510,110
5,500	Calbee Inc	179,197
2,896	Carl Zeiss Meditec AG	368,169
7,471	Carlsberg A/S Class B	1,114,942
43,531	Carrefour SA	732,136
3,820	Casino Guichard Perrachon SA(c)	178,681
83	Chocoladefabriken Lindt & Spruengli AG	1,208,556
15,600	Chugai Pharmaceutical Co Ltd	1,436,686
35,390	Coca-Cola Amatil Ltd	274,826
9,100	Coca-Cola Bottlers Japan Holdings Inc(c)	232,508
16,118	Coca-Cola European Partners PLC	808,942

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
14,554	Coca-Cola HBC AG	$ 494,501
4,274	Cochlear Ltd	673,608
80,149	Coles Group Ltd	834,331
8,811	Coloplast A/S Class B	1,093,102
3,646	Colruyt SA	190,091
32,140	CSL Ltd	6,231,365
17,000	Dai Nippon Printing Co Ltd	459,808
39,800	Daiichi Sankyo Co Ltd	2,628,562
21,400	Dairy Farm International Holdings Ltd	120,482
43,857	Danone SA	3,642,163
37,205	Davide Campari-Milano SpA	339,955
8,317	Demant A/S(a)	261,925
167,539	Diageo PLC	7,058,483
17,098	Edenred	886,099
17,900	Eisai Co Ltd	1,339,385
20,013	EssilorLuxottica SA	3,059,632
42,518	Essity AB Class B	1,369,345
850	Eurofins Scientific SE(c)	471,195
64,670	Experian PLC	2,191,435
44,329	Fisher & Paykel Healthcare Corp Ltd	663,428
15,430	Fresenius Medical Care AG & Co KGaA	1,136,083
30,017	Fresenius SE & Co KGaA	1,689,169
115,089	G4s PLC	332,671
3,101	Galapagos NV(a)(c)	645,779
4,472	Genmab A/S(a)	994,589
352,904	GlaxoSmithKline PLC	8,291,323
3,100	GMO Payment Gateway Inc	212,292
22,075	Grifols SA	779,946
4,439	H Lundbeck A/S	169,705
8,125	Heineken Holding NV	789,692
18,114	Heineken NV	1,933,278
7,297	Henkel AG & Co KGaA	685,867
3,800	Hisamitsu Pharmaceutical Co Inc	185,066
5,505	ICA Gruppen AB(c)	257,149
64,569	Imperial Brands PLC	1,597,296
11,425	Intertek Group PLC	885,006
2,414	Ipsen SA	214,284
10,848	Iss A/S	260,296
128,014	J Sainsbury PLC	390,179
86,200	Japan Tobacco Inc(c)	1,921,963
16,200	Jardine Strategic Holdings Ltd	490,050
18,671	Jeronimo Martins SGPS SA	307,686
34,200	Kao Corp	2,820,648
11,056	Kerry Group PLC Class A	1,377,814
10,800	Kikkoman Corp	528,712
59,100	Kirin Holdings Co Ltd(c)	1,289,951
3,100	Kobayashi Pharmaceutical Co Ltd	262,574
85,943	Koninklijke Ahold Delhaize NV	2,154,807
64,576	Koninklijke Philips NV(a)	3,156,729
2,400	Kose Corp	349,834
18,000	Kyowa Kirin Co Ltd	424,087
16,600	Lion Corp	322,682
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
5,373	Lonza Group AG	$ 1,960,110
17,868	L'Oreal SA	5,283,724
11,100	Medipal Holdings Corp	244,981
8,600	MEIJI Holdings Co Ltd	581,190
8,816	Merck KGaA	1,039,356
11,828	METRO AG	190,327
16,200	Mitsubishi Tanabe Pharma Corp	297,190
30,827	Mowi ASA	801,531
210,733	Nestle SA	22,815,065
6,000	NH Foods Ltd	248,541
3,400	Nippon Shinyaku Co Ltd(a)	294,418
13,425	Nisshin Seifun Group Inc(a)	234,232
5,200	Nissin Foods Holdings Co Ltd	386,218
7,190	NMC Health PLC(c)	168,411
151,941	Novartis AG	14,387,234
125,395	Novo Nordisk A/S Class B	7,266,494
33,184	Ocado Group PLC(a)	562,817
81,600	Olympus Corp	1,257,677
25,600	Ono Pharmaceutical Co Ltd	584,456
6,982	Orion OYJ Class B	323,349
58,164	Orkla ASA	589,830
27,000	Otsuka Holdings Co Ltd	1,203,505
9,600	Park24 Co Ltd	235,066
7,000	PeptiDream Inc(a)	357,723
15,238	Pernod Ricard SA	2,726,665
11,400	Persol Holdings Co Ltd	213,649
7,400	Pigeon Corp	270,960
6,000	Pola Orbis Holdings Inc	142,914
16,638	Qiagen NV(a)	566,914
11,592	Ramsay Health Care Ltd	589,776
8,098	Randstad NV	496,208
49,809	Reckitt Benckiser Group PLC	4,045,276
6,710	Recordati SpA	282,860
96,000	Recruit Holdings Co Ltd	3,595,714
137,626	Relx PLC	3,473,253
1,505	Remy Cointreau SA(c)	184,854
131,053	Rentokil Initial PLC	785,307
49,688	Roche Holding AG	16,148,740
24,649	Ryman Healthcare Ltd(a)	270,907
79,723	Sanofi	8,006,414
28,200	Santen Pharmaceutical Co Ltd	537,017
2,085	Sartorius Stedim Biotech	346,086
15,300	Secom Co Ltd	1,365,414
23,434	Securitas AB Class B	403,750
53,000	Seven & i Holdings Co Ltd	1,942,738
377	SGS SA	1,032,480
15,200	Shimadzu Corp	475,352
19,700	Shionogi & Co Ltd	1,218,672
28,800	Shiseido Co Ltd	2,045,088
11,124	Siemens Healthineers AG(b)	533,254
61,249	Smith & Nephew PLC	1,475,753
4,600	Sohgo Security Services Co Ltd(a)	248,975
30,343	Sonic Healthcare Ltd	611,803
3,792	Sonova Holding AG	866,884
717	Straumann Holding AG	703,328

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
10,700	Sumitomo Dainippon Pharma Co Ltd	$ 207,314
9,100	Suntory Beverage & Food Ltd	379,913
5,360	Suzuken Co Ltd	218,462
12,605	Swedish Match AB	649,368
12,000	Sysmex Corp	817,019
3,000	Taisho Pharmaceutical Holdings Co Ltd	221,386
107,152	Takeda Pharmaceutical Co Ltd	4,238,100
45,200	Terumo Corp	1,603,439
686,014	Tesco PLC	2,317,583
80,719	Teva Pharmaceutical Industries Ltd Sponsored ADR(a)	791,046
16,500	Toppan Printing Co Ltd	340,861
5,500	Toyo Suisan Kaisha Ltd	233,562
191,485	Transurban Group	2,004,282
52,074	Treasury Wine Estates Ltd	593,162
8,955	UCB SA	712,594
29,700	Unicharm Corp	1,002,886
103,106	Unilever NV	5,917,354
78,086	Unilever PLC	4,469,366
3,143	Vifor Pharma AG	573,614
54,000	Vitasoy International Holdings Ltd(c)	195,891
709,500	WH Group Ltd(b)	733,605
137,900	Wilmar International Ltd	422,484
8,427	Wirecard AG(c)	1,016,155
163,432	Wm Morrison Supermarkets PLC	432,426
88,413	Woolworths Group Ltd	2,242,459
20,936	Worley Ltd	226,162
8,100	Yakult Honsha Co Ltd	446,411
8,000	Yamazaki Baking Co Ltd	142,954
		270,737,505
Diversified — 0.29%
192,924	CK Hutchison Holdings Ltd	1,839,625
15,979	Jardine Matheson Holdings Ltd	872,453
38,500	Swire Pacific Ltd Class A	357,653
5,933	Washington H Soul Pattinson & Co Ltd	89,505
		3,159,236
Energy — 4.91%
6,839	Aker BP ASA	224,459
84,948	APA Group	661,272
1,441,566	BP PLC	9,067,711
18,322	Caltex Australia Ltd	436,876
6,822	DCC PLC	591,558
183,053	Eni SpA	2,843,051
72,087	Equinor ASA	1,437,579
37,736	Galp Energia SGPS SA	633,517
13,456	Idemitsu Kosan Co Ltd	371,812
Shares		Fair Value
Energy — (continued)
71,400	Inpex Corp	$ 739,685
224,650	JXTG Holdings Inc	1,019,592
4,454	Koninklijke Vopak NV	242,033
11,956	Lundin Petroleum AB	405,959
30,706	Neste OYJ	1,068,424
101,787	Oil Search Ltd	519,016
10,923	OMV AG	611,962
104,118	Repsol SA	1,635,719
300,348	Royal Dutch Shell PLC Class A	8,892,642
266,652	Royal Dutch Shell PLC Class B	7,913,497
122,116	Santos Ltd	702,528
15,299	Siemens Gamesa Renewable Energy SA(c)	269,427
170,247	Total SA	9,447,136
13,216	Vestas Wind Systems A/S	1,334,902
65,532	Woodside Petroleum Ltd	1,584,471
		52,654,828
Financial — 21.57%
71,549	3i Group PLC	1,040,694
29,634	ABN AMRO Bank NV(b)	540,122
25,100	Acom Co Ltd	113,883
13,311	Admiral Group PLC	406,589
123,434	Aegon NV	565,034
7,200	AEON Financial Service Co Ltd	113,448
6,710	Aeon Mall Co Ltd	119,019
8,799	AerCap Holdings NV(a)	540,875
12,217	Ageas	722,426
855,000	AIA Group Ltd	8,992,861
52,163	AIB Group PLC	181,737
29,982	Allianz SE	7,346,456
218,103	AMP Ltd	293,391
3,873	Amundi SA(a)(b)	304,561
10,000	Aozora Bank Ltd	264,188
61,736	Aroundtown SA	554,501
194,735	Ascendas REIT	430,239
76,265	Assicurazioni Generali SpA	1,574,483
14,367	ASX Ltd	791,049
199,672	Australia & New Zealand Banking Group Ltd	3,443,538
281,043	Aviva PLC	1,559,580
136,034	AXA SA	3,843,828
2,311	Azrieli Group Ltd	169,286
3,602	Baloise Holding AG	651,910
474,485	Banco Bilbao Vizcaya Argentaria SA	2,663,928
417,878	Banco de Sabadell SA	489,299
106,001	Banco Espirito Santo SA(a)	178
1,179,313	Banco Santander SA(a)	4,944,579
84,145	Bank Hapoalim BM	698,807
105,114	Bank Leumi Le-Israel BM	766,590
83,520	Bank of East Asia Ltd(c)	186,469
73,465	Bank of Ireland Group PLC	404,324
3,800	Bank of Kyoto Ltd	162,035
77,928	Bankia SA	166,856

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Financial — (continued)
49,285	Bankinter SA	$ 362,010
1,235,218	Barclays PLC	2,945,038
36,462	Bendigo & Adelaide Bank Ltd	250,196
79,507	BNP Paribas SA	4,725,766
249,500	BOC Hong Kong Holdings Ltd	866,121
60,353	British Land Co PLC REIT	510,523
254,543	CaixaBank SA	801,575
170,469	CapitaLand Commercial Trust REIT	252,465
195,000	CapitaLand Ltd	544,151
185,700	CapitaLand Mall Trust REIT(a)	339,936
35,861	Challenger Ltd	204,068
44,000	Chiba Bank Ltd(a)	252,998
187,924	CK Asset Holdings Ltd	1,356,102
11,538	CNP Assurances	229,898
71,710	Commerzbank AG	442,884
125,152	Commonwealth Bank of Australia	7,020,749
78,500	Concordia Financial Group Ltd	322,376
3,396	Covivio REIT	385,685
82,726	Credit Agricole SA	1,203,780
10,200	Credit Saison Co Ltd	176,906
179,833	Credit Suisse Group AG	2,430,924
77,100	Dai-ichi Life Holdings Inc	1,270,630
5,000	Daito Trust Construction Co Ltd	617,881
139	Daiwa House Investment Corp REIT(a)	363,462
116,000	Daiwa Securities Group Inc	585,616
45,655	Danske Bank A/S	738,620
128,782	DBS Group Holdings Ltd	2,483,077
140,577	Deutsche Bank AG	1,089,269
13,719	Deutsche Boerse AG	2,151,322
24,852	Deutsche Wohnen SE	1,010,905
73,032	Dexus REIT	601,184
100,338	Direct Line Insurance Group PLC	415,023
65,196	DNB ASA	1,220,006
21,497	Erste Group Bank AG	807,477
3,133	Eurazeo SE	215,054
8,047	Exor NV	623,898
36,305	FinecoBank Banca Fineco SpA	435,510
13,900	Fukuoka Financial Group Inc(a)	265,574
3,156	Gecina SA REIT	565,000
12,726	Gjensidige Forsikring ASA	267,130
120,209	Goodman Group REIT	1,129,626
146,379	GPT Group REIT	576,593
5,966	Groupe Bruxelles Lambert SA	629,541
148,000	Hang Lung Properties Ltd	324,970
55,000	Hang Seng Bank Ltd	1,136,849
4,397	Hannover Rueck SE	847,810
19,748	Hargreaves Lansdown PLC	506,433
Shares		Fair Value
Financial — (continued)
109,830	Henderson Land Development Co Ltd	$ 538,942
85,312	Hong Kong Exchanges & Clearing Ltd	2,771,593
76,400	Hongkong Land Holdings Ltd	439,457
1,430,211	HSBC Holdings PLC	11,194,507
18,300	Hulic Co Ltd(a)	220,336
2,236	ICADE REIT	243,473
10,895	Industrivarden AB Class C	262,739
276,372	ING Groep NV	3,322,673
162,398	Insurance Australia Group Ltd(a)	872,583
1,076,782	Intesa Sanpaolo SpA	2,836,461
32,348	Investor AB Class B	1,766,001
84,295	Israel Discount Bank Ltd Class A	391,484
37,300	Japan Exchange Group Inc	656,669
25,900	Japan Post Bank Co Ltd(c)	248,505
115,000	Japan Post Holdings Co Ltd	1,081,513
13,100	Japan Post Insurance Co Ltd(a)	223,310
57	Japan Prime Realty Investment Corp REIT	250,622
95	Japan Real Estate Investment Corp REIT	630,467
171	Japan Retail Fund Investment Corp REIT	367,976
15,742	Julius Baer Group Ltd	811,546
17,688	KBC Group NV	1,333,586
45,500	Kerry Properties Ltd	144,512
18,671	Kinnevik AB Class B	457,533
14,602	Klepierre SA REIT	555,520
4,976	L E Lundbergforetagen AB Class B(a)	218,439
47,727	Land Securities Group PLC REIT	626,367
423,985	Legal & General Group PLC	1,702,621
146,000	Link REIT	1,546,721
4,983,573	Lloyds Banking Group PLC	4,127,868
22,142	London Stock Exchange Group PLC	2,275,007
188,275	M&G PLC(a)	591,056
22,629	Macquarie Group Ltd	2,191,488
9,848	Magellan Financial Group Ltd	394,559
72,881	Mapfre SA	193,248
125,900	Mapletree Commercial Trust REIT	223,882
66,650	Mebuki Financial Group Inc	169,928
204,277	Medibank Private Ltd	452,723
46,066	Mediobanca Banca di Credito Finanziario SpA	507,214
352,619	Melrose Industries PLC	1,122,711
289,128	Mirvac Group REIT	647,154
84,600	Mitsubishi Estate Co Ltd	1,618,811
870,800	Mitsubishi UFJ Financial Group Inc	4,707,838
27,800	Mitsubishi UFJ Lease & Finance Co Ltd(a)	178,968
62,300	Mitsui Fudosan Co Ltd	1,522,608

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Financial — (continued)
8,477	Mizrahi Tefahot Bank Ltd	$ 226,120
1,735,400	Mizuho Financial Group Inc	2,673,244
34,900	MS&AD Insurance Group Holdings Inc	1,152,004
10,322	Muenchener Rueckversicherungs-Gesellschaft AG	3,045,963
203,833	National Australia Bank Ltd	3,527,145
66,115	Natixis SA	294,512
428,432	New World Development Co Ltd	587,270
99	Nippon Building Fund Inc REIT(a)	725,695
149	Nippon Prologis REIT Inc(a)	379,490
22,377	NN Group NV	850,840
231,200	Nomura Holdings Inc	1,189,707
8,400	Nomura Real Estate Holdings Inc	201,476
308	Nomura Real Estate Master Fund Inc REIT	526,844
225,315	Nordea Bank Abp	1,822,840
93,200	ORIX Corp	1,544,451
188	Orix JREIT Inc(a)	407,498
229,067	Oversea-Chinese Banking Corp Ltd	1,873,897
2,603	Pargesa Holding SA	216,261
1,240	Partners Group Holding AG	1,136,494
183,552	Prudential PLC	3,515,782
89,615	QBE Insurance Group Ltd	809,803
9,542	Raiffeisen Bank International AG	238,832
3,507	REA Group Ltd	254,772
155,100	Resona Holdings Inc	676,008
343,933	Royal Bank of Scotland Group PLC	1,102,866
75,441	RSA Insurance Group PLC	565,212
30,629	Sampo OYJ Class A	1,337,364
15,240	SBI Holdings Inc	321,751
369,075	Scentre Group REIT	993,275
8,153	Schroders PLC	359,899
11,012	Scor SE	463,562
75,806	Segro PLC REIT	902,462
36,500	Seven Bank Ltd(a)	119,577
10,200	Shinsei Bank Ltd	155,623
32,000	Shizuoka Bank Ltd(a)	238,024
59,600	Singapore Exchange Ltd	392,534
226,826	Sino Land Co Ltd	329,240
114,866	Skandinaviska Enskilda Banken AB	1,080,186
54,856	Societe Generale SA	1,914,372
24,850	Sompo Holdings Inc	975,850
11,100	Sony Financial Holdings Inc	266,454
40,617	St James's Place PLC	625,836
188,302	Standard Chartered PLC	1,773,900
180,309	Standard Life Aberdeen PLC	784,223
165,723	Stockland REIT(a)	537,699
93,900	Sumitomo Mitsui Financial Group Inc	3,468,231
24,586	Sumitomo Mitsui Trust Holdings Inc	971,908
Shares		Fair Value
Financial — (continued)
25,100	Sumitomo Realty & Development Co Ltd	$ 875,726
115,000	Sun Hung Kai Properties Ltd	1,761,212
92,447	Suncorp Group Ltd	839,773
158,100	Suntec REIT	216,430
112,808	Svenska Handelsbanken AB Class A	1,214,971
62,439	Swedbank AB Class A	928,217
91,800	Swire Properties Ltd	304,119
2,327	Swiss Life Holding AG	1,167,387
5,817	Swiss Prime Site AG	672,993
20,979	Swiss Re AG	2,356,834
38,600	T&D Holdings Inc	488,124
44,900	Tokio Marine Holdings Inc	2,513,898
2,700	Tokyo Century Corp(a)	143,759
48,200	Tokyu Fudosan Holdings Corp	332,836
8,945	Tryg A/S	265,187
273,975	UBS Group AG	3,457,397
9,723	Unibail-Rodamco-Westfield REIT	1,533,976
141,968	UniCredit SpA	2,075,151
87,106	United Overseas Bank Ltd	1,713,082
240	United Urban Investment Corp REIT	450,734
31,206	UOL Group Ltd(a)	193,134
237,809	Vicinity Centres REIT	415,942
35,539	Vonovia SE	1,908,786
1,821	Wendel SA	242,572
247,127	Westpac Banking Corp	4,220,123
92,300	Wharf Real Estate Investment Co Ltd	563,174
53,000	Wheelock & Co Ltd	353,313
10,629	Zurich Insurance Group AG	4,360,011
		231,316,450
Industrial — 13.05%
129,473	ABB Ltd	3,123,296
19,189	ACS Actividades de Construccion y Servicios SA	769,755
4,726	Aena SME SA(b)	906,063
2,294	Aeroports de Paris(a)	454,199
13,000	AGC Inc	464,854
41,426	Airbus SE	6,079,925
21,830	Alfa Laval AB	549,772
15,400	Alps Alpine Co Ltd	349,570
11,449	Alstom SA	544,048
21,900	Amada Holdings Co Ltd	249,085
4,766	Andritz AG	204,893
267	AP Moller - Maersk A/S Class A	361,913
459	AP Moller - Maersk A/S Class B	661,989
72,776	Assa Abloy AB Class B	1,701,172
48,617	Atlas Copco AB Class A	1,940,580
26,703	Atlas Copco AB Class B	927,156

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Industrial — (continued)
71,879	Auckland International Airport Ltd	$ 423,683
147,617	Aurizon Holdings Ltd	541,743
230,249	BAE Systems PLC	1,723,349
75,571	Boral Ltd	237,752
15,442	Bouygues SA	658,248
14,600	Brother Industries Ltd	301,537
11,800	Casio Computer Co Ltd	235,805
17,723	Cellnex Telecom SA(b)	764,496
10,400	Central Japan Railway Co	2,091,115
34,319	Cie de Saint-Gobain	1,405,914
6,584	CIMIC Group Ltd	153,075
42,500	CK Infrastructure Holdings Ltd	302,459
74,713	CNH Industrial NV	820,345
160,600	ComfortDelGro Corp Ltd	284,167
55,472	CRH PLC	2,224,932
8,000	Daifuku Co Ltd	483,479
17,700	Daikin Industries Ltd	2,497,290
174	Dassault Aviation SA	228,357
69,988	Deutsche Post AG	2,661,248
1,800	Disco Corp	422,685
15,493	Dsv Panalpina A/S	1,785,619
21,300	East Japan Railway Co	1,922,581
5,594	Eiffage SA	641,785
1,539	Elbit Systems Ltd	239,797
48,882	Epiroc AB Class A	597,791
24,473	Epiroc AB Class B	290,855
14,000	FANUC Corp	2,585,309
36,177	Ferrovial SA(a)	1,096,063
56,718	Fletcher Building Ltd	194,412
3,234	Fraport AG Frankfurt Airport Services Worldwide	274,519
10,700	Fuji Electric Co Ltd	325,037
11,350	GEA Group AG(a)	375,320
2,605	Geberit AG	1,462,138
32,307	Getlink SE	563,271
26,021	Halma PLC	728,317
16,200	Hankyu Hanshin Holdings Inc(a)	692,966
10,308	HeidelbergCement AG	749,033
18,647	Hexagon AB Class B	1,045,189
2,079	Hirose Electric Co Ltd	265,762
6,700	Hitachi Construction Machinery Co Ltd	199,575
4,600	Hitachi High-Technologies Corp	325,770
68,000	Hitachi Ltd	2,869,311
1,959	Hochtief AG	249,413
26,800	Hoya Corp	2,558,383
25,388	Husqvarna AB Class B	203,452
9,500	IHI Corp	222,309
32,805	James Hardie Industries PLC	641,155
3,100	Japan Airport Terminal Co Ltd	172,004
14,000	JGC Holdings Corp	222,824
34,700	Kajima Corp	461,343
7,500	Kamigumi Co Ltd	164,864
Shares		Fair Value
Industrial — (continued)
9,700	Kawasaki Heavy Industries Ltd	$ 212,010
6,600	Keihan Holdings Co Ltd	320,473
15,000	Keikyu Corp	289,184
7,000	Keio Corp	423,565
8,600	Keisei Electric Railway Co Ltd	333,245
107,900	Keppel Corp Ltd	543,662
12,960	Keyence Corp	4,550,756
11,123	Kingspan Group PLC	679,358
12,100	Kintetsu Group Holdings Co Ltd	656,302
4,493	KION Group AG	308,973
3,438	Knorr-Bremse AG	349,970
66,500	Komatsu Ltd	1,596,097
23,856	Kone OYJ Class B	1,559,899
72,900	Kubota Corp	1,144,767
4,016	Kuehne + Nagel International AG	677,365
7,300	Kurita Water Industries Ltd	216,627
23,300	Kyocera Corp	1,588,028
10,300	Kyushu Railway Co	344,819
35,453	LafargeHolcim Ltd	1,966,843
19,694	Legrand SA	1,608,295
40,220	Lendlease Group	497,261
26,809	Leonardo SpA	314,400
16,500	LIXIL Group Corp	284,738
16,000	Makita Corp	552,558
4,000	Maruichi Steel Tube Ltd(a)	112,410
56,562	Meggitt PLC	492,506
7,697	Metso OYJ	304,072
26,900	MINEBEA MITSUMI Inc	555,650
22,400	MISUMI Group Inc	554,403
132,900	Mitsubishi Electric Corp	1,809,525
22,300	Mitsubishi Heavy Industries Ltd	864,724
7,100	Mitsui OSK Lines Ltd	195,253
101,825	MTR Corp Ltd	601,736
3,738	MTU Aero Engines AG	1,065,057
41,200	Murata Manufacturing Co Ltd	2,535,802
7,000	Nabtesco Corp	206,269
11,800	Nagoya Railroad Co Ltd(a)	366,425
16,100	Nidec Corp	2,198,999
21,700	Nikon Corp	265,384
5,300	Nippon Express Co Ltd	310,681
9,800	Nippon Yusen KK	176,632
23,700	NSK Ltd	224,041
105,527	NWS Holdings Ltd	147,903
49,100	Obayashi Corp	545,337
20,500	Odakyu Electric Railway Co Ltd	478,245
14,200	Omron Corp	827,692
28,182	Orica Ltd	434,580
33,799	Poste Italiane SpA(b)	384,056
16,413	Prysmian SpA	396,199
2,300	Rinnai Corp	179,743
122,817	Rolls-Royce Holdings PLC	1,109,704
23,169	Safran SA	3,578,685
81,570	Sandvik AB	1,588,769

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Industrial — (continued)
44,200	SATS Ltd	$ 166,374
4,455	Schindler Holding AG	1,119,956
38,990	Schneider Electric SE	4,005,840
14,100	Seibu Holdings Inc	231,941
10,900	SG Holdings Co Ltd	245,531
46,900	Shimizu Corp	477,762
54,076	Siemens AG	7,061,901
9,036	Sika AG	1,696,920
115,200	Singapore Technologies Engineering Ltd	337,379
21,783	Skanska AB Class B	492,767
27,516	SKF AB Class B	557,098
4,000	SMC Corp	1,829,262
28,484	Smiths Group PLC	636,010
5,196	Spirax-Sarco Engineering PLC	611,300
7,400	Sumitomo Heavy Industries Ltd	210,196
72,922	Sydney Airport	443,054
8,900	Taiheiyo Cement Corp	261,243
14,300	Taisei Corp	592,321
9,000	TDK Corp	1,011,412
101,000	Techtronic Industries Co Ltd	824,331
34,736	Tenaris SA	393,558
7,335	Thales SA	763,246
7,700	THK Co Ltd	206,732
14,200	Tobu Railway Co Ltd	514,054
37,100	Tokyu Corp	686,079
35,200	Toshiba Corp	1,194,750
9,500	TOTO Ltd	401,158
11,100	Toyo Seikan Group Holdings Ltd	191,078
17,300	Venture Corp Ltd	208,703
36,599	Vinci SA	4,076,182
32,083	Wartsila OYJ Abp	354,631
17,590	Weir Group PLC	351,686
11,600	West Japan Railway Co	1,003,325
20,900	Yamato Holdings Co Ltd	356,337
143,900	Yangzijiang Shipbuilding Holdings Ltd	119,950
16,400	Yaskawa Electric Corp	617,804
14,700	Yokogawa Electric Corp	258,148
		139,915,812
Technology — 4.55%
14,900	Advantest Corp	840,332
20,300	ASM Pacific Technology Ltd	281,771
30,242	ASML Holding NV	8,953,383
7,157	Atos SE	598,063
3,507	AVEVA Group PLC	216,265
70,100	Canon Inc(c)	1,918,530
11,439	Capgemini SE	1,399,052
8,416	Check Point Software Technologies Ltd(a)	933,839
35,302	Computershare Ltd	416,207
2,729	CyberArk Software Ltd(a)	318,147
9,491	Dassault Systemes SE	1,565,314
26,000	FUJIFILM Holdings Corp	1,241,653
Shares		Fair Value
Technology — (continued)
14,300	Fujitsu Ltd	$ 1,344,998
11,400	Hamamatsu Photonics KK	467,177
88,608	Infineon Technologies AG	2,002,050
3,874	Ingenico Group SA	421,409
7,200	Itochu Techno-Solutions Corp	202,767
5,800	Konami Holdings Corp	238,337
30,000	Konica Minolta Inc	195,423
26,364	Micro Focus International PLC	369,968
18,300	NEC Corp	757,336
34,900	Nexon Co Ltd(a)	462,959
23,169	Nomura Research Institute Ltd	495,493
43,300	NTT Data Corp	579,094
19,817	NXP Semiconductors NV	2,521,911
5,000	Obic Co Ltd	673,504
2,600	Oracle Corp Japan	235,973
6,400	Otsuka Corp(a)	255,584
53,900	Renesas Electronics Corp(a)	368,242
48,600	Ricoh Co Ltd	528,841
6,700	Rohm Co Ltd	534,587
80,133	Sage Group PLC	794,768
69,525	SAP SE	9,357,986
18,000	Seiko Epson Corp	271,779
6,700	Square Enix Holdings Co Ltd	333,619
47,972	STMicroelectronics NV	1,294,320
15,000	SUMCO Corp	248,532
4,200	Teleperformance	1,026,139
4,540	Temenos AG	718,180
11,100	Tokyo Electron Ltd	2,423,464
6,235	Ubisoft Entertainment SA(a)	431,983
10,455	WiseTech Global Ltd(c)	171,693
5,805	Worldline SA(a)(b)	411,524
		48,822,196
Utilities — 3.65%
47,403	AGL Energy Ltd	682,299
114,571	AusNet Services	136,624
443,473	Centrica PLC	524,456
47,700	Chubu Electric Power Co Inc	674,280
19,300	Chugoku Electric Power Co Inc	253,701
118,500	CLP Holdings Ltd	1,243,945
158,890	E.On SE	1,698,045
171,566	EDP - Energias de Portugal SA	744,496
8,900	Electric Power Development Co Ltd	216,026
42,963	Electricite de France SA(c)	479,395
17,322	Enagas SA	441,842
23,524	Endesa SA	628,205
573,418	Enel SpA(a)	4,555,153
130,979	Engie SA(a)	2,121,651
31,486	Fortum OYJ(a)	777,186
179,000	HK Electric Investments & HK Electric Investments Ltd(b)	176,420

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Utilities — (continued)
732,861	Hong Kong & China Gas Co Ltd	$ 1,431,915
422,629	Iberdrola SA(a)	4,355,444
49,700	Kansai Electric Power Co Inc	575,765
27,400	Kyushu Electric Power Co Inc	237,722
48,821	Mercury NZ Ltd	166,073
77,682	Meridian Energy Ltd	261,673
244,677	National Grid PLC	3,057,466
22,232	Naturgy Energy Group SA	559,827
132,371	Origin Energy Ltd	784,859
13,371	Orsted A/S(b)	1,382,892
27,800	Osaka Gas Co Ltd	531,625
101,000	Power Assets Holdings Ltd	738,877
31,865	Red Electrica Corp SA	642,075
39,374	Rwe AG	1,206,503
69,000	Sembcorp Industries Ltd	117,507
17,518	Severn Trent PLC	583,361
147,980	Snam SpA	778,053
71,308	SSE PLC	1,359,540
23,661	Suez (a)	358,543
104,751	Terna Rete Elettrica Nazionale SpA	700,569
5,200	Toho Gas Co Ltd	212,327
29,200	Tohoku Electric Power Co Inc	289,477
105,700	Tokyo Electric Power Co Holdings Inc(a)	452,455
28,100	Tokyo Gas Co Ltd	682,799
12,894	Uniper SE	426,170
50,321	United Utilities Group PLC	629,583
39,872	Veolia Environnement SA	1,060,933
5,051	Verbund AG	253,485
		39,191,242
TOTAL COMMON STOCK — 97.44% (Cost $883,381,959)		$1,045,116,117
PREFERRED STOCK
Basic Materials — 0.02%
4,398	Fuchs Petrolub SE	218,509
Consumer, Cyclical — 0.34%
4,163	Bayerische Motoren Werke AG	256,284
11,388	Porsche Automobil Holding SE	844,974
13,059	Volkswagen AG	2,570,523
		3,671,781
Consumer, Non-Cyclical — 0.12%
12,308	Henkel AG & Co KGaA	1,271,428
Shares		Fair Value
Industrial — 0.05%
2,566	Sartorius AG	$ 548,516
TOTAL PREFERRED STOCK — 0.53% (Cost $5,375,779)		$ 5,710,234
RIGHTS
Energy — 0.01%
104,118	Repsol SA(a)	49,393
Industrial — 0.00%(d)
5,649,582	Rolls-Royce Holdings PLC(a)(e)	7,483
TOTAL RIGHTS — 0.01% (Cost $56,457)		$ 56,876
GOVERNMENT MONEY MARKET MUTUAL FUNDS
254,000	Goldman Sachs Financial Square Government Fund Institutional Shares(f), 1.51%(g)	254,000
580,000	Invesco Government & Agency Portfolio Institutional Class(f), 1.51%(g)	580,000
254,000	JPMorgan U.S. Government Money Market Fund Capital Shares(f), 1.50%(g)	254,000
254,000	Morgan Stanley Institutional Liquidity Funds Government Portfolio(f), 1.51%(g)	254,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.12% (Cost $1,342,000)		$ 1,342,000

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.87%
$20,100,000	Federal Home Loan Bank 1.17%, 01/02/2020	$ 20,099,358
Repurchase Agreements — 1.27%
3,546,505	Undivided interest of 10.52% in a repurchase agreement (principal amount/value $33,751,248 with a maturity value of $33,754,192) with RBC Capital Markets Corp, 1.57%, dated 12/31/19 to be repurchased at $3,546,505 on 1/2/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 6/30/21 - 12/1/49, with a value of $34,426,275.(f)	3,546,505
2,951,922	Undivided interest of 17.64% in a repurchase agreement (principal amount/value $16,756,503 with a maturity value of $16,757,946) with Daiwa Capital Markets America Inc, 1.55%, dated 12/31/19 to be repurchased at $2,951,922 on 1/2/20 collateralized by U.S. Treasury securities, 0.00% - 5.25%, 1/14/20 - 2/15/49, with a value of $17,091,638.(f)	2,951,922
3,546,505	Undivided interest of 5.37% in a repurchase agreement (principal amount/value $66,115,552 with a maturity value of $66,121,319) with Citigroup Global Markets Inc, 1.57%, dated 12/31/19 to be repurchased at $3,546,505 on 1/2/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 2/13/20 - 9/20/69, with a value of $67,437,863.(f)	3,546,505
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 3,546,505	Undivided interest of 8.02% in a repurchase agreement (principal amount/value $44,284,997 with a maturity value of $44,288,860) with Scotia Capital (USA) Inc, 1.57%, dated 12/31/19 to be repurchased at $3,546,505 on 1/2/20 collateralized by various U.S. Government Agency securities, 2.50% - 6.50%, 9/1/24 - 11/1/49, with a value of $45,174,637.(f)	$ 3,546,505
		13,591,437
TOTAL SHORT TERM INVESTMENTS — 3.14% (Cost $33,690,795)		$ 33,690,795
TOTAL INVESTMENTS — 101.24% (Cost $923,846,990)		$1,085,916,022
OTHER ASSETS & LIABILITIES, NET — (1.24)%		$ (13,343,029)
TOTAL NET ASSETS — 100.00%		$1,072,572,993

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2019
(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	All or a portion of the security is on loan at December 31, 2019.
(d)	Represents less than 0.005% of net assets.
(e)	Security is fair valued using significant unobservable inputs.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of December 31, 2019.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
At December 31, 2019,the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
MSCI Emerging Markets Index Long Futures	247	USD	25,150,775	March 2020	$131,860
At December 31, 2019, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	2,085	AUD	3,078	January 08, 2020	$(75)
MEL	USD	43,639	AUD	62,542	February 14, 2020	(296)
MEL	USD	10,697	AUD	15,326	February 25, 2020	(72)
MEL	USD	47,046	AUD	67,402	February 28, 2020	(318)
MEL	USD	10,864	AUD	15,564	March 02, 2020	(74)
MEL	USD	11,594	AUD	16,607	March 11, 2020	(79)
MEL	USD	926,487	CHF	918,246	January 10, 2020	(23,053)
MEL	USD	15,614	EUR	13,996	January 02, 2020	(87)
MEL	USD	1,222,969	EUR	1,100,000	January 10, 2020	(11,661)
MEL	USD	95,955	EUR	86,800	February 07, 2020	(1,634)
MEL	USD	12,177	GBP	9,356	January 02, 2020	(217)
MEL	USD	17,110	GBP	13,277	January 03, 2020	(478)
MEL	USD	16,512	GBP	12,521	January 08, 2020	(77)
MEL	USD	89,078	GBP	69,220	January 09, 2020	(2,636)
MEL	USD	19,055	GBP	14,589	January 10, 2020	(275)
MEL	USD	52,265	GBP	40,542	January 15, 2020	(1,462)
MEL	USD	4,348	GBP	3,322	January 31, 2020	(57)
MEL	USD	45,457	GBP	35,019	February 03, 2020	(975)
MEL	USD	4,535	GBP	3,516	February 04, 2020	(127)
MEL	USD	2,204	GBP	1,701	February 05, 2020	(52)
MEL	USD	106,899	GBP	82,520	February 06, 2020	(2,524)
MEL	USD	5,274	JPY	571,200	January 24, 2020	10
MEL	USD	11,664	JPY	1,267,984	February 14, 2020	(35)
MEL	USD	35,522	JPY	3,879,400	March 02, 2020	(304)
MEL	USD	12,157	JPY	1,327,113	March 09, 2020	(104)
MEL	USD	2,026	JPY	221,085	March 12, 2020	(17)
MEL	USD	11,482	JPY	1,252,942	March 16, 2020	(99)
MEL	USD	54,502	JPY	5,947,790	March 23, 2020	(494)
MEL	USD	35,795	JPY	3,904,135	March 26, 2020	(310)
MEL	USD	162,764	JPY	17,748,764	March 30, 2020	(1,417)
MEL	USD	29,458	SGD	39,922	January 10, 2020	(227)
					Net Depreciation	$(49,226)
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2019
Counterparty Abbreviations:
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
SGD	Singapore Dollar
USD	U.S. Dollar
Summary of Investments by Country as of December 31, 2019.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 256,494,180	23.62%
United Kingdom	158,369,699	14.58
France	117,393,812	10.81
Switzerland	102,373,553	9.43
Germany	90,254,370	8.31
Australia	72,492,769	6.68
Netherlands	52,662,811	4.85
Hong Kong	36,300,407	3.34
United States	35,590,065	3.28
Spain	29,999,903	2.76
Sweden	26,021,955	2.40
Italy	21,647,577	1.99
Denmark	19,322,341	1.78
Singapore	13,321,400	1.23
Finland	11,723,554	1.08
Belgium	10,353,448	0.95
Ireland	7,990,766	0.74
Norway	6,546,888	0.60
Israel	5,909,140	0.54
Luxembourg	2,970,469	0.27
New Zealand	2,923,030	0.27
Austria	2,317,428	0.21
Portugal	1,685,878	0.16
China	534,350	0.05
Chile	354,052	0.03
Russia	193,766	0.02
United Arab Emirates	168,411	0.02
Total	$1,085,916,022	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2019
Great-West International Index Fund
ASSETS:
Investments in securities, fair value (including $14,185,360 of securities on loan)(a)	$1,072,324,585
Repurchase agreements, fair value(b)	13,591,437
Cash	217,042
Cash denominated in foreign currencies, fair value(c)	460,662
Cash pledged on futures contracts	678,393
Dividends receivable	3,976,098
Subscriptions receivable	768,870
Variation margin on futures contracts	125,970
Unrealized appreciation on forward foreign currency contracts	10
Total Assets	1,092,143,067
LIABILITIES:
Payable for director fees	2,807
Payable for distribution fees	22,190
Payable for other accrued fees	100,645
Payable for shareholder services fees	92,688
Payable to investment adviser	248,483
Payable upon return of securities loaned	14,933,437
Redemptions payable	4,120,588
Unrealized depreciation on forward foreign currency contracts	49,236
Total Liabilities	19,570,074
NET ASSETS	$1,072,572,993
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$10,277,232
Paid-in capital in excess of par	905,316,173
Undistributed/accumulated earnings	156,979,588
NET ASSETS	$1,072,572,993
NET ASSETS BY CLASS
Investor Class	$197,206,172
Class L	$105,466,481
Institutional Class	$769,900,340
CAPITAL STOCK:
Authorized
Investor Class	40,000,000
Class L	22,000,000
Institutional Class	180,000,000
Issued and Outstanding
Investor Class	16,541,958
Class L	10,428,161
Institutional Class	75,802,204
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.92
Class L	$10.11
Institutional Class	$10.16
(a) Cost of investments	$910,255,553
(b) Cost of repurchase agreements	$13,591,437
(c) Cost of cash denominated in foreign currencies	$454,988
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2019
Great-West International Index Fund
INVESTMENT INCOME:
Interest	$216,307
Income from securities lending	302,188
Dividends	35,477,162
Foreign withholding tax	(3,600,274)
Total Income	32,395,383
EXPENSES:
Management fees	2,532,352
Shareholder services fees – Investor Class	685,081
Shareholder services fees – Class L	295,375
Audit and tax fees	71,066
Custodian fees	106,767
Director's fees	14,191
Distribution fees – Class L	211,344
Legal fees	9,461
Pricing fees	32,769
Registration fees	44,649
Shareholder report fees	42,733
Transfer agent fees	11,593
Other fees	2,257
Total Expenses	4,059,638
Less amount waived by investment adviser	5,118
Less amount waived by distributor - Class L	7
Net Expenses	4,054,513
NET INVESTMENT INCOME	28,340,870
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	9,492,545
Net realized gain on futures contracts	3,532,300
Net realized gain on forward foreign currency contracts	3,818
Net Realized Gain	13,028,663
Net change in unrealized appreciation on investments and foreign currency translations	153,759,113
Net change in unrealized appreciation on futures contracts	656,950
Net change in unrealized depreciation on forward foreign currency contracts	(35,288)
Net Change in Unrealized Appreciation	154,380,775
Net Realized and Unrealized Gain	167,409,438
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$195,750,308
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West International Index Fund	2019	2018 (a)
OPERATIONS:
Net investment income	$28,340,870	$24,564,420
Net realized gain	13,028,663	11,666,062
Net change in unrealized appreciation (depreciation)	154,380,775	(170,081,766)
Net Increase (Decrease) in Net Assets Resulting from Operations	195,750,308	(133,851,284)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(5,113,583)	(6,346,289)
Class L	(3,191,059)	(2,060,082)
Institutional Class	(26,760,904)	(29,555,381)
From Net Investment Income and Net Realized Gains	(35,065,546)	(37,961,752)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	80,877,253	120,158,717
Class L	64,860,628	51,122,046
Institutional Class	100,940,604	184,059,271
Shares issued in reinvestment of distributions
Investor Class	5,113,583	6,346,289
Class L	3,191,059	2,060,082
Institutional Class	26,760,904	29,555,381
Shares redeemed
Investor Class	(104,893,832)	(101,143,534)
Class L	(20,260,890)	(1,691,634)
Institutional Class	(143,560,097)	(190,895,605)
Net Increase in Net Assets Resulting from Capital Share Transactions	13,029,212	99,571,013
Total Increase (Decrease) in Net Assets	173,713,974	(72,242,023)
NET ASSETS:
Beginning of year	898,859,019	971,101,042
End of year	$1,072,572,993	$898,859,019
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	7,217,991	10,210,811
Class L	6,826,647	5,325,442
Institutional Class	10,510,421	17,976,808
Shares issued in reinvestment of distributions
Investor Class	427,862	633,876
Class L	314,788	241,510
Institutional Class	2,626,666	3,446,685
Shares redeemed
Investor Class	(9,316,446)	(8,574,498)
Class L	(2,100,250)	(179,976)
Institutional Class	(14,704,369)	(18,367,336)
Net Increase	1,803,310	10,713,322
(a)	Class L inception date was September 10, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$10.09	0.29	1.86	2.15	-	(0.28)	(0.04)	(0.32)	$11.92	21.25%
12/31/2018	$12.13	0.27	(1.95)	(1.68)	-	(0.22)	(0.14)	(0.36)	$10.09	(13.84%)
12/31/2017	$ 9.99	0.23	2.23	2.46	-	(0.24)	(0.08)	(0.32)	$12.13	24.62%
12/31/2016	$10.10	0.21	(0.15)	0.06	-	(0.17)	(0.00) (d)	(0.17)	$ 9.99	0.65%
12/31/2015	$10.48	0.24	(0.35)	(0.11)	(0.00) (d)	(0.11)	(0.16)	(0.27)	$10.10	(1.08%)
Class L
12/31/2019	$ 8.62	0.21	1.60	1.81	-	(0.28)	(0.04)	(0.32)	$10.11	20.93%
12/31/2018 (e)	$10.00	0.02	(0.99)	(0.97)	-	(0.27)	(0.14)	(0.41)	$ 8.62	(9.69%) (f)
Institutional Class
12/31/2019	$ 8.64	0.28	1.61	1.89	-	(0.33)	(0.04)	(0.37)	$10.16	21.80%
12/31/2018	$10.46	0.27	(1.69)	(1.42)	-	(0.26)	(0.14)	(0.40)	$ 8.64	(13.56%)
12/31/2017	$ 8.65	0.24	1.93	2.17	-	(0.28)	(0.08)	(0.36)	$10.46	25.10%
12/31/2016	$ 8.80	0.21	(0.13)	0.08	-	(0.23)	(0.00) (d)	(0.23)	$ 8.65	0.93%
12/31/2015 (g)	$10.00	0.12	(1.06)	(0.94)	(0.00) (d)	(0.12)	(0.14)	(0.26)	$ 8.80	(9.35%) (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2019	$197,206	0.64%	0.64%	2.57%	8%
12/31/2018	$183,743	0.65%	0.65%	2.28%	10%
12/31/2017	$193,453	0.68%	0.68%	2.02%	7%
12/31/2016	$152,267	0.70%	0.70%	2.16%	7%
12/31/2015	$153,247	0.70%	0.70%	2.19%	5%
Class L
12/31/2019	$105,466	0.93%	0.92%	2.14%	8%
12/31/2018 (e)	$ 46,449	1.16% (i)	0.90% (i)	0.80% (i)	10%
Institutional Class
12/31/2019	$769,900	0.27%	0.27%	2.91%	8%
12/31/2018	$668,667	0.30%	0.30%	2.66%	10%
12/31/2017	$777,648	0.33%	0.33%	2.40%	7%
12/31/2016	$667,848	0.35%	0.35%	2.43%	7%
12/31/2015 (g)	$553,492	0.35% (i)	0.35% (i)	1.95% (i)	5%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Class L inception date was September 10, 2018.
(f)	Not annualized for periods less than one full year.
(g)	Institutional Class inception date was May 1, 2015.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West International Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.

Annual Report - December 31, 2019

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Annual Report - December 31, 2019

As of December 31, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.There were no transfers in or out of Level 3 during the year.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 38,826,469	$ 1,006,289,648	$ —	$ 1,045,116,117
Preferred Stock	—	5,710,234	—	5,710,234
Rights	49,393	—	7,483	56,876
Government Money Market Mutual Funds	1,342,000	—	—	1,342,000
Short Term Investments	—	33,690,795	—	33,690,795
Total investments, at fair value:	40,217,862	1,045,690,677	7,483	1,085,916,022
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	10	—	10
Futures Contracts(a)	131,860	—	—	131,860
Total Assets	$ 40,349,722	$ 1,045,690,687	$ 7,483	$ 1,086,047,892
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(49,236)	—	(49,236)
Total Liabilities	$ 0	$ (49,236)	$ 0	$ (49,236)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.

Annual Report - December 31, 2019

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2019 and 2018 were as follows:
	2019	2018
Ordinary income	$31,478,545	$24,332,514
Long-term capital gain	3,587,001	13,629,238
	$35,065,546	$37,961,752
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$772,804
Undistributed long-term capital gains	6,350,006
Net unrealized appreciation on foreign currency	5,674
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	149,851,104
Tax composition of capital	$156,979,588
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2019 were as follows:
Federal tax cost of investments	$936,147,552
Gross unrealized appreciation on investments	242,936,936
Gross unrealized depreciation on investments	(93,085,832)
Net unrealized appreciation on investments	$149,851,104
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

Annual Report - December 31, 2019

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 255 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional amount of $3,878,938 in forward contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2019 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$131,860 (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$ 10	Unrealized depreciation on forward foreign currency contracts	$(49,236)
(a)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Report - December 31, 2019

The effect of derivative investments for the year ended December 31, 2019 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$3,532,300	Net change in unrealized appreciation on futures contracts	$656,950
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$ 3,818	Net change in unrealized depreciation on forward foreign currency contracts	$ (35,288)
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the Fund’s average daily net assets up to $1 billion dollars, 0.20% of the Fund’s average daily net assets over $1 billion dollars and 0.15% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.32% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2019, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires December 31, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$18,792	$5,118	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Annual Report - December 31, 2019

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $975,000 for the fiscal year ended December 31, 2019.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $87,892,501 and $76,225,419, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2019, the Fund had securities on loan valued at $14,185,360 and received collateral as reported on the Statement of Assets and Liabilities of $14,933,437 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2019, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West International Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 21, 2020
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
The Fund intends to pass through foreign tax credits of $2,911,603 and has derived gross income from sources within foreign countries amounting to $35,323,063.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2019, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 76	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC	66	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 76	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	66	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 65	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Enterprise Holdings, LLC	66	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 60	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Regional Center Task Force; Grand Junction Housing Authority and Counseling and Education Center	66	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 56	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	66	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, Great-West Capital Management, LLC (“GWCM”) and Advised Assets Group, LLC (“AAG”); formerly, Vice President, Great-West Funds Investment Products	66	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Vice President, Great-West Funds Investment Products	66	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 63	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 45	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 52	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 33	Senior Counsel & Assistant Secretary	Since 2019	Senior Counsel, Corporate & Investments, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 52	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 44	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2020. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, the Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a Sub-Adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Previously, Great-West Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-PORT and N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,059,880 for fiscal year 2018 and $1,122,930 for fiscal year 2019.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2018 and $60,000 for fiscal year 2019. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2018 and $0 for fiscal year 2019.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2018 equaled $1,167,000 and for fiscal year 2019 equaled $1,556,795.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 21, 2020